Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		8/1/2018
	Collection Period Ending Date		8/31/2018
	Collection Period		22
	Payment Date		9/17/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.666429	$299,892,866.65	$30,838,955.56	$269,053,911.09
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$614,892,866.65	$30,838,955.56	$584,053,911.09
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$622,392,866.65	$30,838,955.56	$591,553,911.09
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$299,892,866.65	$397,358.05
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$614,892,866.65	$933,251.80
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,564,975.76
(21)	Principal Collections		$19,495,366.64
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$10,884,074.10
(24)	Liquidation Proceeds		$175,236.73
(25)	Recoveries		$75,498.86
(26)	Investment Earnings		$—
(27)	Total Collections		$33,195,152.09
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$33,195,152.09
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$518,660.72	$518,660.72	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$397,358.05	$397,358.05	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$7,588,955.56	$7,588,955.56	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$904,284.01	$904,284.01	$—
			$33,195,152.09	$33,195,152.09
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$7,588,955.56
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$30,838,955.56
	4. POOL INFORMATION
(53)	Pool Balance		$591,553,911
(54)	Number of Receivables Outstanding		53,680
(55)	Weighted Average Contract Rate		4.76%
(56)	Weighted Average Maturity		38.40
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$42,276.33
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(42,276.33)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$284,156.02	59	$4,816.20
(74)	Recoveries for Collection Period		$75,498.86	143	$527.96
(75)	Net Losses/(Recoveries) for Collection Period		$208,657.16
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$6,062,333.55
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.40416%

		8/31/2018	7/31/2018	6/30/2018	5/31/2018
(79)	Pool Balance at end of collection period	$591,553,911	$622,392,867	$655,241,740	$687,733,404
(80)	Number of receivables outstanding	53,680	55,338	57,066	58,694

(81)	Average month end Pool Balance	$606,973,389	$638,817,303	$671,487,572	$704,860,636
(82)	Realized Losses for Collection Period	$284,156	$402,762	$266,852	$261,994
(83)	Recoveries for Collection Period	$75,499	$118,889	$98,523	$145,747
(84)	Net Losses/(Recoveries) for Collection Period	$208,657	$283,873	$168,330	$116,247
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.562%	0.757%	0.477%	0.446%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.413%	0.533%	0.301%	0.198%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.356%

		8/31/2018	7/31/2018	6/30/2018	5/31/2018
(88)	Receivables 31-59 Days Delinquent	$4,696,843.84	$5,413,528.25	$5,197,529.83	$5,328,067.94
(89)	$ As % of Ending Pool Balance	0.794%	0.870%	0.793%	0.775%
(90)	# of Receivables	391	437	404	412
(91)	# As % of Ending Pool # of Receivables	0.728%	0.790%	0.708%	0.702%
(92)	Receivables 60-89 Days Delinquent	$1,021,326.78	$939,321.54	$1,073,510.88	$800,345.34
(93)	$ As % of Ending Pool Balance	0.173%	0.151%	0.164%	0.116%
(94)	# of Receivables	90	88	94	65
(95)	# As % of Ending Pool # of Receivables	0.168%	0.159%	0.165%	0.111%
(96)	Receivables 90 - 119 Days Delinquent	$472,188.29	$584,683.36	$413,310.47	$648,259.52
(97)	$ As % of Ending Pool Balance	0.080%	0.094%	0.063%	0.094%
(98)	# of Receivables	47	53	35	55
(99)	# As % of Ending Pool # of Receivables	0.088%	0.096%	0.061%	0.094%
(100)	Receivables 120+ Days Delinquent	$231,921.86	$121,114.66	$287,488.43	$199,097.82
(101)	$ As % of Ending Pool Balance	0.039%	0.019%	0.044%	0.029%
(102)	# of Receivables	28	17	26	19
(103)	# As % of Ending Pool # of Receivables	0.052%	0.031%	0.046%	0.032%
(104)	Total Delinquencies	$6,422,280.77	$7,058,647.81	$6,971,839.61	$6,975,770.62
(105)	$ As % of Ending Pool Balance	1.086%	1.134%	1.064%	1.014%
(106)	# of Receivables	556	595	559	551
(107)	# As % of Ending Pool # of Receivables	1.036%	1.075%	0.980%	0.939%
(108)	Receivables 60+ Days Delinquent	$1,725,436.93	$1,645,119.56	$1,774,309.78	$1,647,702.68
(109)	$ As % of Ending Pool Balance	0.292%	0.264%	0.271%	0.240%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$545,876.52	$568,175.23	$522,268.77	$555,535.80
(112)	# of Receivables	45	49	38	40

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
September 12, 2018